KEYSTONE XL - Schedule of Redeemable Non-controlling interest (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of year	$ 0	$ 393
Net income attributable to redeemable non-controlling interest	$ 0	1	$ (10)
Class A Interests repurchased		(394)
Balance at end of year		$ 0	$ 393